Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Net Loans and Other Financing
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.19	12.31.18
Non-financial Public Sector	6,829	18,117
Argentine Central Bank	22,374	820
Financial Institutions	10,795,553	12,217,957
Loans	10,795,553	12,217,957
Non-financial Private Sector and Residents Abroad	373,578,178	446,748,042
Loans	362,075,866	436,182,119
Advances	15,892,268	22,198,905
Overdrafts	75,080,343	55,410,836
Mortgage Loans	15,052,635	18,141,466
Pledge Loans	3,208,665	1,535,183
Personal Loans	27,645,893	44,834,347
Credit Card Loans	149,459,966	174,438,809
Other Loans	61,782,565	115,056,334
Accrued Interest, Adjustments and Quotation Differences Receivable	15,245,566	8,288,948
Documented Interest	(1,292,035)	(3,722,709)
Financial Leases	2,225,646	3,381,308
Other Financing	9,276,666	7,184,615
Less: Allowances	(25,844,065)	(24,085,247)

Total	358,558,869	434,899,689